Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 8. COMMITMENTS AND CONTINGENCIES

On October 2, 2018, Contract Pharmacal Corp. (“Contract Pharmacal”) commenced an action, relating to a Sublease entered into between Air (the Company) and Contract Pharmacal in May 2018. This sublease involved property that had been occupied by the Company’s subsidiary WMI, the property address was 110 Plant Avenue, Hauppauge, New York. In the action, Contract Pharmacal sought damages for an amount in excess of $1,000,000 for the Company’s alleged violation of the terms of the subject sublease, this alleged violation specifically involved the failure to make the entire premises available by what Contract Pharmacal claims was the Sublease commencement date. The validity of the action is extremely suspect in that the subject sublease had no specific commencement date and Contract Pharmacal ultimately received all the space covered by the sublease. Court ordered discovery was conducted and following same Contract Pharmacal moved for summary judgement and to amend its complaint to add a new cause of action. The company opposed that motion. On July 8, 2021, the Court denied Contract Pharmacal’s motion for summary judgement and to add an additional cause of action. In the Order, the Court granted Contract Pharmacal’s Motions to drop its claim for specific performance and to amend its Complaint to reduce its claim for damages to $700,000, both of which benefit the Company. Following the Court’s decision, Contract Pharmacal filed a Motion to reargue its original motion which the Company opposed. The Court denied that motion on November 30, 2021. Then on March 10, 2022, Contract Pharmacal filed an appeal of the Court’s decision with the Appellate Division of the State of New York. The Company opposed that appeal. The Company was again successful as the Appellate Division upheld the lower court’s denial of Contract Pharmacal’s motion for summary judgement and its motion to amend its Complaint. Contract Pharmacal has now submitted a motion to the Appellate Division requesting leave to reargue the court’s denial of its original appeal. The Company did oppose that motion. The Appellate Division has yet to act in respect to Contract Pharmacal’s most recent motion to reargue the Court’s denial of the original appeal. The Company continues to dispute the validity of the claims asserted by Contract Pharmacal and intends to contest them vigorously.

Even though no decision has ever been rendered by the Appellate Division, the trial court attempted to move the case forward by conducting numerous settlement conferences. Due to the unreasonable nature of Contract Pharmacal’s demands in light of the strength of their case no settlement occurred. As a result, the court ordered the matter to proceed. Since that last court appearance in January of 2026 the action has stalled. This stall is the direct result of Contract Pharmacal’s refusal to appear for depositions as ordered by the court.

From time to time the Company may be engaged in various lawsuits and legal proceedings in the ordinary course of business. The Company is currently not aware of any legal proceedings, the ultimate outcome of which, in its judgment based on information currently available, would have a material adverse effect on its business, financial condition or operating results. In consultation with legal counsel, there are no proceedings in which any of the Company’s directors, officers or affiliates, or any registered or beneficial stockholder of its common stock, is an adverse party or has a material interest adverse to our interest.

Note 12. COMMITMENTS AND CONTINGENCIES

On October 2, 2018, Contract Pharmacal Corp. (“Contract Pharmacal”) commenced an action, relating to a Sublease entered into between the Company and Contract Pharmacal in May 2018 with respect to the property that was formerly occupied by the Company’s former subsidiary WMI, at 110 Plant Avenue, Hauppauge, New York. In the action, Contract Pharmacal sought damages for an amount in excess of $1,000,000 for the Company’s alleged violation of the terms of the subject sublease, specifically the failure to make the entire premises available by what it claims was the Sublease commencement date. The validity of the action is extremely suspect in that the subject sublease had no specific commencement date and Contract Pharmacal ultimately received all the space. Discovery was conducted and the Plaintiff moved for summary judgement and to amend its complaint to add a new cause of action all of which the company opposed. On July 8, 2021, the Court denied Contract Pharmacal’s motion for summary judgement and to add an additional cause of action. In the Order, the Court granted Contract Pharmacal’s Motions to drop its claim for specific performance and to amend its Complaint to reduce its claim for damages to $700,000 both of which benefit the Company. Following the Court’s decision, Contract Pharmacal filed a Motion to reargue its original motion which the Company opposed. The Court denied that motion on November 30, 2021 and then on March 10, 2022, Contract Pharmacal filed an appeal of the Court’s decision with the Appellate Division of the State of New York. The Company opposed that action. The Company was again successful as the Appellate Division upheld the lower court’s denial of Contract Pharmacal’s motion for summary judgement and its motion to amend its Complaint. Contract Pharmacal has now submitted a motion to the Appellate Division requesting leave to reargue the court’s denial of its original appeal. The Company will oppose that motion. The Appellate Division has yet to act in respect to Contract Pharmacal’s most recent motion to reargue the Court’s denial of the original appeal. The Company continues to dispute the validity of the claims asserted by Contract Pharmacal and intends to contest them vigorously

From time to time the Company may be engaged in various lawsuits and legal proceedings in the ordinary course of business. The Company is currently not aware of any legal proceedings the ultimate outcome of which, in its judgment based on information currently available, would have a material adverse effect on its business, financial condition or operating results. There are no proceedings in which any of the Company’s directors, officers or affiliates, or any registered or beneficial stockholder of its common stock, is an adverse party or has a material interest adverse to our interest.